Receivables from Customers, Net (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Schedule of Receivables from Customers

As of September 30, 2025 and 2024, receivables from customers consisted of the following balances:

	As of September 30,
	2025	2024
Receivables related to investment brokerage services	$-	$321,734
Receivables related to fintech technology services	598,307	1,342,330
Total receivables from customers, gross	598,307	1,664,064
Less: Allowance for expected credit loss	(3,758)	(21,410)
Receivables from customers, net	$594,549	$1,642,654

Schedule of Movement of Allowance for Expected Credit Losses

The movement of allowance for expected credit loss is as follow:

	As of September 30,
	2025	2024
Balance at beginning of the year	$21,410	$-
(Reversal of) provision for expected credit loss	(17,592)	21,410
Foreign exchange difference	(60)	-
Balance at end of the year	$3,758	$21,410